Related Parties and Others - Details of Compensation Costs of Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term benefits	₩ 2,446	₩ 2,397	₩ 2,291
Post-employment benefit	586	604	355
Key management personnel compensation	₩ 3,032	₩ 3,001	₩ 2,646